Membership Interests (Schedule Of Cash Capital Contributions) (Details) - USD ($) $ in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Nov. 30, 2018	Apr. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Members contribution	$ 70			$ 1,470	$ 144	$ 284
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Members contribution		$ 140	$ 144